Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY BOYLSTON STREET TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2014
L N | Strategic Advisers Multi-Manager Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fbst_SupplementTextBlock	Supplement to the
Strategic Advisers® Multi-Manager Target Date Funds
Class L and Class N
May 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class	Range
Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.